SCHEDULE OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Credit Loss [Abstract]
Beginning balance	$ 17,733
Write-off	(17,733)
Addition		17,708
Exchange difference		25
Ending balance		$ 17,733